Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 24.03%
FHLB	3.00%	9-1-2034	$353,251	$ 333,281
FHLB	5.50	7-15-2036	9,750,000	10,857,375
FHLMC (12 Month LIBOR +1.33%) ±	1.61	1-1-2036	5,437	5,323
FHLMC	2.50	11-1-2051	11,280,661	9,718,302
FHLMC	3.00	6-1-2050	675,973	608,257
FHLMC	3.00	7-1-2050	1,693,970	1,526,235
FHLMC	3.00	8-1-2050	839,983	755,829
FHLMC	3.00	8-1-2050	1,611,219	1,439,738
FHLMC	3.50	12-1-2045	814,070	763,154
FHLMC	3.50	12-1-2045	239,139	224,430
FHLMC	4.00	6-1-2044	654,060	639,575
FHLMC	4.00	5-1-2049	1,117,471	1,073,950
FHLMC	5.00	6-1-2036	90,604	93,529
FHLMC	5.00	8-1-2040	95,866	98,143
FHLMC	5.00	7-1-2052	25,587,613	25,482,960
FHLMC	5.50	8-1-2038	22,329	23,469
FHLMC	5.50	12-1-2038	187,033	196,577
FHLMC	5.50	6-1-2040	371,599	385,915
FHLMC	5.50	11-1-2052	123,825	125,324
FHLMC	8.00	2-1-2030	85	88
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	121,981	113,625
FHLMC Series T-42 Class A5	7.50	2-25-2042	934,879	960,335
FHLMC Series T-57 Class 2A1 ±±	3.58	7-25-2043	29,047	27,047
FHLMC Series T-59 Class 2A1	3.43	10-25-2043	134,552	104,654
FNMA ¤	0.00	8-6-2038	14,105,000	6,687,861
FNMA	2.00	5-1-2051	31,518,179	26,042,832
FNMA	2.00	8-1-2051	12,349,164	10,199,632
FNMA	2.00	10-1-2051	65,807,373	54,339,810
FNMA	2.00	12-1-2051	11,045,097	9,118,636
FNMA %%	2.00	12-13-2052	23,135,000	19,054,745
FNMA (12 Month LIBOR +1.61%) ±	2.39	3-1-2046	409,364	417,626
FNMA %%	2.50	12-13-2052	59,490,000	50,887,189
FNMA (12 Month LIBOR +1.61%) ±	2.53	5-1-2046	194,840	197,690
FNMA	3.00	11-1-2045	561,786	508,296
FNMA	3.00	12-1-2045	1,467,572	1,327,994
FNMA	3.00	12-1-2046	751,493	680,947
FNMA	3.00	8-1-2050	1,812,904	1,616,753
FNMA %%	3.00	12-13-2052	280,000	247,786
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.31	11-1-2038	12,683	12,894
FNMA	3.48	3-1-2029	943,671	901,634
FNMA %%	3.50	12-15-2037	18,800,000	18,061,219
FNMA	3.50	10-1-2043	514,960	484,121
FNMA	3.50	4-1-2045	83,276	78,103
FNMA	3.50	8-1-2045	1,262,063	1,182,644
FNMA	3.50	3-1-2048	2,674,726	2,493,277
FNMA %%	3.50	12-13-2052	110,000	100,684
FNMA	3.62	3-1-2029	439,083	422,551
FNMA	3.77	3-1-2029	1,030,028	999,626
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.80	8-1-2036	281,016	285,684
FNMA (12 Month LIBOR +1.73%) ±	3.98	9-1-2036	5,967	5,998
FNMA %%	4.00	12-15-2037	21,865,000	21,373,038
FNMA	4.00	2-1-2046	156,699	152,384
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	4.00%	4-1-2046	$806,993	$ 785,521
FNMA	4.00	6-1-2048	905,922	872,980
FNMA	4.00	2-1-2050	1,239,552	1,183,280
FNMA %%	4.00	12-13-2052	34,570,000	32,688,906
FNMA (12 Month LIBOR +1.78%) ±	4.03	8-1-2036	17,334	17,640
FNMA	4.50	11-1-2048	891,247	881,687
FNMA	4.50	9-1-2052	43,682,461	42,560,969
FNMA	5.00	1-1-2024	3,681	3,726
FNMA	5.00	2-1-2036	10,696	11,030
FNMA	5.00	6-1-2040	28,111	28,746
FNMA	5.00	8-1-2040	612,906	620,967
FNMA	5.50	11-1-2023	2,716	2,706
FNMA	5.50	8-1-2034	40,602	42,517
FNMA	5.50	2-1-2035	12,131	12,713
FNMA	5.50	8-1-2038	85,288	86,288
FNMA	5.50	8-1-2038	161,988	164,010
FNMA	6.00	10-1-2037	233,370	245,159
FNMA	6.00	11-1-2037	15,822	16,615
FNMA	6.50	7-1-2036	9,616	10,001
FNMA	6.50	7-1-2036	1,869	1,924
FNMA	6.50	11-1-2036	2,026	2,087
FNMA	7.00	7-1-2036	5,064	5,034
FNMA	7.00	11-1-2037	2,822	2,914
FNMA	2.50	1-1-2052	11,394,825	9,768,938
FNMA	3.00	10-1-2051	26,865,445	23,917,565
FNMA	3.00	11-1-2051	40,817,572	36,250,044
FNMA	3.50	5-1-2052	11,529,445	10,568,887
FNMA %%	5.50	12-13-2052	95,595,000	96,680,211
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	4,068	4,309
FNMA Series 2003-W08 Class 4A ±±	3.80	11-25-2042	74,299	69,178
FNMA Series 2003-W14 Class 2A	2.75	6-25-2045	38,344	36,979
FNMA Series 2003-W14 Class 2A	3.88	1-25-2043	120,051	111,523
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	702,262	709,856
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	258,517	272,740
GNMA %%	2.00	12-20-2052	18,340,000	15,606,194
GNMA	2.50	3-20-2052	16,758,145	14,734,669
GNMA	2.50	4-20-2052	22,733,189	19,987,279
GNMA	3.00	11-20-2045	1,187,701	1,096,205
GNMA	3.00	4-20-2051	5,432,205	4,909,704
GNMA	3.50	9-20-2047	674,176	637,701
GNMA	3.50	12-20-2047	1,453,797	1,369,840
GNMA	4.00	12-20-2047	781,840	757,488
GNMA	4.50	8-20-2049	271,346	267,367
GNMA	4.50	7-20-2052	12,269,782	12,024,582
GNMA	5.00	7-20-2040	213,727	219,194
GNMA	5.00	9-20-2052	9,766,678	9,764,369
GNMA	7.50	12-15-2029	314	316
GNMA Series 2008-22 Class XM ♀	1.25	2-16-2050	486,678	10,438
STRIPS ¤	0.00	7-15-2037	1,690,000	875,035
STRIPS ¤	0.00	5-15-2040	27,955,000	13,885,509
STRIPS ¤	0.00	5-15-2044	9,270,000	3,793,073
TVA	5.88	4-1-2036	9,420,000	10,511,951
See accompanying notes to portfolio of investments

2  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
TVA Principal STRIPS ¤	0.00%	4-1-2056	$42,270,000	$ 8,235,018
U.S. International Development Finance Corporation	2.12	3-20-2024	2,317,500	2,261,363
Total Agency securities (Cost $696,920,490)				663,023,714
Asset-backed securities: 7.72%
ACM Auto Trust Series 2022-1A Class A 144A	3.23	4-20-2029	2,224,844	2,217,125
ACM Auto Trust Series 2022-1A Class C 144A	5.48	4-20-2029	7,315,000	7,143,608
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	5,351,652	5,301,730
Arbys Funding LLC Series 2020-1A Class A2	3.24	7-30-2050	6,549,250	5,605,235
AVIS Budget Rental Car Funding Series 2020-1A Class B 144A	2.68	8-20-2026	8,700,000	7,849,325
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	3,940,000	3,327,823
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	12,220,000	11,610,234
Drive Auto Receivables Trust Series 2019-1 Class D	4.09	6-15-2026	1,340,902	1,337,329
DT Auto Owner Trust Series 2018-3A Class D 144A	4.19	7-15-2024	483,262	483,112
DT Auto Owner Trust Series 2021-3A Class B 144A	0.58	11-17-2025	10,000,000	9,612,229
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR +1.00%) 144A±	5.04	1-27-2070	3,356,572	3,317,105
Exeter Automobile Receivables Series 2019-2A Class D 144A	3.71	3-17-2025	3,774,863	3,736,396
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,589,875	1,495,379
Flagship Credit Auto Trust Series 2020-2 Class C 144A	3.80	4-15-2026	4,572,010	4,538,071
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41	3-20-2028	924,166	914,693
GLS Auto Receivables Trust Series 2A Class B 144A	3.16	6-16-2025	3,651,307	3,632,884
Hertz Vehicle Financing LLC Series 1A Class B 144A	1.56	12-26-2025	4,700,000	4,278,679
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	4,100,000	3,946,766
Neighborly Issuer LLC Series 2021-1 144A	3.58	4-30-2051	7,880,000	6,310,186
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3 144A	2.80	1-20-2051	4,925,000	4,399,700
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	1,569,504	1,550,855
Octane Receivables Trust Series 2021-1A Class A 144A	0.93	3-22-2027	451,142	434,767
Octane Receivables Trust Series 2021-1A Class B 144A	1.53	4-20-2027	3,000,000	2,779,188
Octane Receivables Trust Series 2022-2A Class A 144A	5.11	2-22-2028	6,569,723	6,481,622
Ondeck Asset Secuitization Trust Series 2021-1A Class B 144A	2.28	5-17-2027	4,000,000	3,574,156
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	12,640,000	11,491,268
Pagaya AI Debt Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	2,887,515	2,832,614
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A 144A	1.22%	1-16-2029	$7,770,481	$ 7,307,821
PFS Financing Corporation Series 2021-A Class A	0.71	4-15-2026	7,290,000	6,828,465
Santander Drive Auto Receivables Trust Series 2020-2 Class C	1.46	9-15-2025	2,368,656	2,358,372
Santander Drive Auto Receivables Trust Series 2020-2 Class D	2.22	9-15-2026	2,355,000	2,282,673
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	14,687,768	14,446,600
Santander Retail Auto Lease Trust Series 2020 Class A C 144A	2.08	3-20-2024	8,250,000	8,192,617
Service Experts Issuer Series 2021-1A Class A 144A	2.67	2-2-2032	7,202,160	6,532,931
ServiceMaster Brands Series 2020-1 Class A2I 144A	2.84	1-30-2051	3,635,250	2,918,422
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	3.96	12-17-2068	4,570,509	4,276,751
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	4.52	5-1-2030	178,829	178,716
SpringCastle America Funding LLC 144A	1.97	9-25-2037	2,936,625	2,646,517
Taco Bell Funding LLC Series 2021 Class A2	1.95	8-25-2051	10,840,500	9,147,311
Taco Bell Funding LLC Series 2021-1A Class A23 144A	2.54	8-25-2051	495,000	374,391
Towd Point Asset Trust Series 2018-SL1 Class A	4.62	1-25-2046	675,080	670,465
Wendy's Funding LLC Series 2021-1A Class A2II	2.78	6-15-2051	543,125	419,751
Westlake Automobile Receivable Series 2020-1A Class C 144A	2.52	4-15-2025	1,327,351	1,321,216
Westlake Automobile Receivable Series 2020-1A Class D	2.80	6-16-2025	4,000,000	3,904,697
Westlake Automobile Receivable Series 2020-3A Class C 144A	1.24	11-17-2025	5,000,000	4,847,949
Westlake Automobile Receivable Series 2021-1A Class C 144A	0.95	3-16-2026	7,575,000	7,239,181
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	3,611,708	3,073,975
Zaxby's Funding LLC Series 2021-1A Class A2	3.24	7-30-2051	4,858,500	3,943,003
Total Asset-backed securities (Cost $228,403,699)				213,113,903
Corporate bonds and notes: 19.59%
Communication services: 1.96%
Diversified telecommunication services: 0.18%
AT&T Incorporated	3.55	9-15-2055	7,330,000	5,141,327
Interactive media & services: 0.53%
Meta Platforms Incorporated 144A	3.85	8-15-2032	16,385,000	14,660,474
Media: 0.71%
CCO Holdings LLC 144A	4.25	1-15-2034	5,000,000	3,895,000
Charter Communications Operating LLC	4.40	12-1-2061	6,000,000	4,092,047
Charter Communications Operating LLC	6.48	10-23-2045	655,000	617,054
Cinemark USA Incorporated 144A	5.25	7-15-2028	1,500,000	1,198,125
CSC Holdings LLC 144A	4.63	12-1-2030	2,000,000	1,268,315
Magallanes Incorporated 144A	5.14	3-15-2052	5,135,000	3,978,911
See accompanying notes to portfolio of investments

4  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
QVC Incorporated	4.38%	9-1-2028	$2,175,000	$ 1,457,250
Time Warner Cable Incorporated	5.50	9-1-2041	3,605,000	3,068,775
				19,575,477
Wireless telecommunication services: 0.54%
SBA Tower Trust 144A	1.63	5-15-2051	6,595,000	5,603,826
Sprint Spectrum Company 144A	4.74	3-20-2025	2,456,256	2,424,817
Sprint Spectrum Company	5.15	9-20-2029	6,900,000	6,792,022
				14,820,665
Consumer discretionary: 0.89%
Automobiles: 0.04%
General Motors Company	5.95	4-1-2049	985,000	915,346
Diversified consumer services: 0.07%
Howard University	5.21	10-1-2052	2,565,000	1,995,380
Hotels, restaurants & leisure: 0.31%
Genting New York LLC 144A	3.30	2-15-2026	3,920,000	3,495,226
International Game Technology 144A	3.50	6-15-2026	1,500,000	1,492,686
Royal Caribbean Cruises Limited	4.25	6-15-2023	3,400,000	3,561,500
				8,549,412
Household durables: 0.15%
KB Home Company	4.00	6-15-2031	3,000,000	2,393,670
KB Home Company	4.80	11-15-2029	2,000,000	1,730,000
				4,123,670
Specialty retail: 0.09%
Michaels Companies Incorporated 144A	7.88	5-1-2029	1,500,000	886,875
Rent-A-Center Incorporated 144A	6.38	2-15-2029	2,000,000	1,645,000
				2,531,875
Textiles, apparel & luxury goods: 0.23%
Michael Kors USA Incorporated 144A	4.25	11-1-2024	6,753,000	6,356,261
Consumer staples: 0.30%
Food products: 0.21%
Smithfield Foods Incorporated 144A	2.63	9-13-2031	8,000,000	5,836,859
Tobacco: 0.09%
Altria Group Incorporated	1.70	6-15-2025	2,000,000	1,991,437
Reynolds American Incorporated	7.00	8-4-2041	450,000	417,280
				2,408,717
Energy: 1.02%
Oil, gas & consumable fuels: 1.02%
Aethon United 144A	8.25	2-15-2026	3,000,000	2,984,762
Devon Energy Corporation	5.25	10-15-2027	4,482,000	4,497,092
Encino Acquisition Partners Company 144A	8.50	5-1-2028	2,000,000	1,913,859
Harvest Midstream LP 144A	7.50	9-1-2028	2,275,000	2,178,313
MPLX LP	4.95	9-1-2032	4,255,000	4,027,490
Occidental Petroleum Corporation	4.30	8-15-2039	3,000,000	2,430,000
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Plains All American Pipeline LP	3.55%	12-15-2029	$5,420,000	$ 4,723,290
Plains All American Pipeline LP	3.80	9-15-2030	3,215,000	2,816,264
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	1,975,000	1,775,946
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,000,000	830,000
				28,177,016
Financials: 6.97%
Banks: 2.09%
Bank of America Corporation (3 Month LIBOR +0.64%) ±	2.02	2-13-2026	5,000,000	4,633,445
Bank of America Corporation (U.S. SOFR +1.22%) ±	2.65	3-11-2032	7,655,000	6,209,982
Bank of America Corporation (3 Month LIBOR +1.58%) ±	3.82	1-20-2028	6,000,000	5,645,769
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	2,590,000	2,525,561
Bank of America Corporation (5 Year Treasury Constant Maturity +2.76%) ʊ±	4.38	1-27-2027	2,500,000	2,137,500
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.60%) ʊ±	4.00	12-10-2025	5,000,000	4,332,282
Citigroup Incorporated (U.S. SOFR +2.09%) ±	4.91	5-24-2033	7,765,000	7,393,165
Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	1,030,000	996,731
JPMorgan Chase & Company (U.S. SOFR 3 Month +0.70%) ±	1.04	2-4-2027	3,165,000	2,758,232
JPMorgan Chase & Company (U.S. SOFR +1.02%) ±	2.07	6-1-2029	7,000,000	5,886,711
JPMorgan Chase & Company (5 Year Treasury Constant Maturity +2.85%) ʊ±	3.65	6-1-2026	4,000,000	3,360,000
JPMorgan Chase & Company (U.S. SOFR +1.75%) ±	4.57	6-14-2030	4,040,000	3,851,314
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	3,625,000	3,561,200
JPMorgan Chase & Company (U.S. SOFR +2.58%) ±	5.72	9-14-2033	2,260,000	2,235,738
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	488,378
PNC Financial Services (5 Year Treasury Constant Maturity +3.00%) ʊ±	6.00	5-15-2027	1,850,000	1,739,000
				57,755,008
Capital markets: 1.61%
Ares Capital Corporation	2.88	6-15-2028	1,980,000	1,626,534
Athene Global Funding 144A	1.99	8-19-2028	2,860,000	2,321,397
BAT Capital Corporation	5.65	3-16-2052	2,845,000	2,377,274
Berkshire Hathaway Finance Company	3.85	3-15-2052	8,850,000	7,226,033
Blackstone Holdings Finance Company LLC 144A	3.20	1-30-2052	6,700,000	4,430,127
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	914,184
Charles Schwab Corporation (5 Year Treasury Constant Maturity +4.97%) ʊ±	5.38	6-1-2025	3,905,000	3,838,225
Charles Schwab Corporation (5 Year Treasury Constant Maturity +3.17%) ʊ±	4.00	6-1-2026	4,000,000	3,400,000
Goldman Sachs Group Incorporated (U.S. SOFR +1.25%) ±	2.38	7-21-2032	5,535,000	4,372,023
Morgan Stanley (U.S. SOFR +1.20%) ±	2.51	10-20-2032	4,850,000	3,856,820
See accompanying notes to portfolio of investments

6  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Morgan Stanley (U.S. SOFR +2.62%) ±	5.30%	4-20-2037	$4,850,000	$ 4,514,278
Sammons Financial Group 144A	4.75	4-8-2032	6,500,000	5,484,104
				44,360,999
Consumer finance: 1.48%
BOC Aviation USA Corporation 144A	1.63	4-29-2024	9,000,000	8,503,824
Hyundai Capital America Company 144A	1.30	1-8-2026	4,205,000	3,656,079
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	1,500,000	888,750
Private Export Funding Corporation 144A	0.55	7-30-2024	29,766,000	27,770,973
				40,819,626
Diversified financial services: 0.22%
Bankers Healthcare Group BHG Series 2021 Class A-B 144A	2.79	11-17-2033	4,940,000	4,135,447
Jackson Financial Incorporated	4.00	11-23-2051	915,000	592,688
KKR Group Finance Company LLC 144A	3.50	8-25-2050	1,910,000	1,328,407
				6,056,542
Insurance: 1.38%
Athene Global Funding	0.37	9-10-2026	5,600,000	4,985,377
Athene Global Funding 144A	2.55	11-19-2030	3,000,000	2,332,051
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	858,891
Hill City Funding Trust 144A	4.05	8-15-2041	6,955,000	4,866,047
Maple Grove Funding Trust 144A	4.16	8-15-2051	4,000,000	2,773,305
Metlife Incorporated (5 Year Treasury Constant Maturity +3.58%) ʊ±	3.85	9-15-2025	7,000,000	6,356,910
MetLife Incorporated	5.00	7-15-2052	4,430,000	4,279,540
National Life Global Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	1,668,000	1,416,005
Northwestern Mutual Life 144A	3.63	9-30-2059	1,500,000	1,054,551
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	570,000	403,793
Prudential Financial Incorporated	5.13	3-1-2052	3,600,000	3,077,660
Security Benefit Company 144A	1.25	5-17-2024	3,000,000	2,799,291
Transatlantic Holdings Incorporated	8.00	11-30-2039	2,329,000	2,867,478
				38,070,899
Thrifts & mortgage finance: 0.19%
Enact Holdings Incorporated 144A	6.50	8-15-2025	3,600,000	3,500,028
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,820,000	1,729,473
				5,229,501
Health care: 0.31%
Health care providers & services: 0.31%
UnitedHealth Group Incorporated	5.35	2-15-2033	2,000,000	2,082,493
UnitedHealth Group Incorporated	5.88	2-15-2053	3,595,000	3,978,380
UnitedHealth Group Incorporated	6.05	2-15-2063	2,125,000	2,384,015
				8,444,888
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 1.98%
Aerospace & defense: 0.74%
Spirit AeroSystems Incorporated 144A	9.38%	11-30-2029	$2,000,000	$ 2,105,000
The Boeing Company	5.15	5-1-2030	14,150,000	13,805,178
The Boeing Company	5.81	5-1-2050	4,820,000	4,547,449
				20,457,627
Airlines: 0.73%
Delta Air Lines Incorporated	2.00	12-10-2029	3,279,535	2,813,157
Delta Air Lines Incorporated 144A	4.75	10-20-2028	2,850,000	2,701,518
Delta Air Lines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	4,623,645	4,537,029
Jetblue Airways Corporation	4.00	5-15-2034	1,738,252	1,549,181
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	8,668,750	8,625,320
				20,226,205
Commercial services & supplies: 0.05%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	1,750,000	1,254,428
Industrial conglomerates: 0.09%
General Electric Company (3 Month LIBOR +3.33%) ±	6.62	12-29-2049	2,537,000	2,460,890
Trading companies & distributors: 0.15%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,640,000	1,426,849
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,659,000	1,593,387
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	1,110,000	1,119,713
				4,139,949
Transportation infrastructure: 0.22%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	4,508,426
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	776,592
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	791,072
				6,076,090
Information technology: 2.13%
Electronic equipment, instruments & components: 0.01%
Dell International LLC	8.35	7-15-2046	291,000	340,096
IT services: 0.47%
Computershare US Incorporated	1.13	10-7-2031	2,800,000	2,204,592
Fidelity National Information Services Incorporated	5.63	7-15-2052	1,485,000	1,389,350
Global Payments Incorporated	5.95	8-15-2052	3,295,000	3,009,150
Kyndryl Holdings Incorporated	2.05	10-15-2026	7,700,000	6,299,821
				12,902,913
Semiconductors & semiconductor equipment: 0.82%
Intel Corporation	4.90	8-5-2052	9,965,000	9,094,862
See accompanying notes to portfolio of investments

8  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors & semiconductor equipment (continued)
KLA Corporation	4.95%	7-15-2052	$3,280,000	$ 3,159,664
Marvell Technology Incorporated	4.88	6-22-2028	10,775,000	10,351,023
				22,605,549
Software: 0.83%
Fortinet Incorporated	2.20	3-15-2031	11,500,000	8,967,546
Oracle Corporation	2.88	3-25-2031	8,635,000	7,222,643
Oracle Corporation	3.95	3-25-2051	9,180,000	6,717,653
				22,907,842
Materials: 0.52%
Chemicals: 0.46%
Celanese US Holdings LLC	6.38	7-15-2032	10,835,000	10,314,338
Westlake Chemical Corporation	1.63	7-17-2029	2,750,000	2,386,616
				12,700,954
Containers & packaging: 0.06%
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	2,000,000	1,798,000
Real estate: 1.39%
Equity REITs: 1.39%
EPR Properties	3.60	11-15-2031	2,060,000	1,510,384
EPR Properties	3.75	8-15-2029	3,870,000	3,049,565
EQUINIX Incorporated	3.90	4-15-2032	7,000,000	6,240,511
GLP Capital LP	3.25	1-15-2032	5,000,000	3,948,217
National Health Investor Company	3.00	2-1-2031	2,000,000	1,449,259
Omega Healthcare Investors Incorporated	3.38	2-1-2031	2,930,000	2,290,126
Omega Healthcare Investors Incorporated	3.63	10-1-2029	3,495,000	2,895,822
Omega Healthcare Investors Incorporated	4.75	1-15-2028	840,000	775,363
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026	8,140,000	7,681,298
Service Properties Trust Company	4.35	10-1-2024	3,000,000	2,799,900
Service Properties Trust Company	4.75	10-1-2026	2,000,000	1,649,400
Simon Property Group LP	3.80	7-15-2050	2,880,000	2,123,261
WEA Finance LLC 144A	4.75	9-17-2044	2,610,000	1,822,421
				38,235,527
Utilities: 2.12%
Electric utilities: 1.54%
American Electric Power	5.95	11-1-2032	9,080,000	9,599,883
Basin Electric Power Cooperative 144A	4.75	4-26-2047	2,315,000	1,800,942
Duke Energy Corporation	3.10	6-15-2028	2,600,000	2,583,106
Duke Energy Corporation	3.85	6-15-2034	4,400,000	4,393,388
NRG Energy Incorporated 144A	4.45	6-15-2029	6,415,000	5,904,596
Oglethorpe Power Corporation	5.05	10-1-2048	1,060,000	922,521
Southern California Edison Company	3.65	2-1-2050	1,600,000	1,193,863
Southern California Edison Company	5.95	11-1-2032	4,000,000	4,236,040
The Southern Company (5 Year Treasury Constant Maturity +3.73%) ±	4.00	1-15-2051	2,665,000	2,349,430
Vistra Operations Company LLC 144A	3.70	1-30-2027	10,325,000	9,439,166
				42,422,935
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Multi-utilities: 0.58%
CenterPoint Energy Incorporated	0.70%	3-2-2023		$2,865,000	$ 2,832,346
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	3.60	3-2-2023		1,647,000	1,645,676
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	4.45	5-13-2024		2,480,000	2,444,410
Dominion Energy Incorporated	5.38	11-15-2032		9,090,000	9,090,532
					16,012,964
Total Corporate bonds and notes (Cost $596,045,327)					540,371,911
Foreign corporate bonds and notes : 2.80%
Communication services: 0.47%
Diversified telecommunication services: 0.12%
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	3,800,000	3,201,227
Media: 0.19%
SES SA Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%) ±	2.88	12-31-2049	EUR	1,800,000	1,496,778
Tele Columbus AG 144A	3.88	5-2-2025	EUR	2,320,000	1,884,349
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	2,500,000	1,986,896
					5,368,023
Wireless telecommunication services: 0.16%
Tele2 AB Company	0.75	3-23-2031	EUR	5,400,000	4,442,538
Consumer discretionary: 0.14%
Auto components: 0.08%
Adler Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	2,480,000	2,167,386
Automobiles: 0.06%
Peugeot SA Company	2.00	3-20-2025	EUR	1,800,000	1,820,072
Consumer staples: 0.21%
Food products: 0.04%
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	1,500,000	1,105,742
Tobacco: 0.17%
BAT International Finance plc	2.25	1-16-2030	EUR	5,250,000	4,592,586
Energy: 0.11%
Oil, gas & consumable fuels: 0.11%
Eni SpA	1.13	9-19-2028	EUR	3,200,000	2,910,443
Financials: 0.95%
Banks: 0.76%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	4.75	9-22-2027	EUR	3,300,000	2,954,597
Credit Agricole SA (3 Month EURIBOR +1.25%) ±	1.00	4-22-2026	EUR	9,300,000	9,054,151
Nordea Bank (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.00%) ʊ±	3.50	3-12-2025	EUR	9,000,000	8,932,251
					20,940,999
See accompanying notes to portfolio of investments

10  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer finance: 0.19%
Abertis Finance BV Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.27%) ʊ±	2.63%	1-26-2027	EUR	2,900,000	$ 2,444,117
Cellnex Finance Company SA	2.00	9-15-2032	EUR	3,400,000	2,734,268
					5,178,385
Health care: 0.22%
Health care equipment & supplies: 0.22%
Smith & Nephew plc	4.57	10-11-2029	EUR	5,600,000	5,991,750
Industrials: 0.22%
Containers & packaging: 0.17%
Can-Pack SA 144A	2.38	11-1-2027	EUR	5,500,000	4,735,047
Electrical equipment: 0.05%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	1,300,000	1,318,035
Real estate: 0.04%
Real estate management & development: 0.04%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	1,254,000	1,251,108
Unknown Industry Major: 0.15%
Unknown Industry Minor: 0.15%
Repsol International Finance Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.77%) ±	2.50	12-31-2049	EUR	4,500,000	4,038,829
Utilities: 0.29%
Independent power & renewable electricity producers: 0.29%
RWE AG	2.75	5-24-2030	EUR	8,330,000	8,129,851
Total Foreign corporate bonds and notes (Cost $89,184,125)					77,192,021
Foreign government bonds : 2.58%
Brazil ¤	0.00	1-1-2024	BRL	57,000,000	9,543,511
Brazil ¤	0.00	7-1-2024	BRL	60,000,000	9,470,099
Brazil	10.00	1-1-2025	BRL	8,600,000	1,570,496
Brazil	10.00	1-1-2029	BRL	8,000,000	1,371,583
Chile	4.50	3-1-2026	CLP	10,440,000,000	11,256,633
Germany	1.70	8-15-2032	EUR	24,050,000	24,492,868
Hungary	1.00	11-26-2025	HUF	900,000,000	1,811,971
Mexico	3.75	2-21-2024	EUR	1,000,000	1,021,026
Republic of South Africa	10.50	12-21-2026	ZAR	172,500,000	10,579,502
Total Foreign government bonds (Cost $79,497,672)					71,117,689
Loans: 0.68%
Communication services: 0.13%
Media: 0.13%
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	9.07	8-2-2027		$3,640,000	3,481,150
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  11

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.11%
Oil, gas & consumable fuels: 0.11%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	8.17%	9-29-2028	$3,156,462	$ 3,127,517
Health care: 0.02%
Health care equipment & supplies: 0.02%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	7.63	8-31-2026	447,769	438,814
Industrials: 0.33%
Airlines: 0.14%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	8.99	4-20-2028	1,583,000	1,571,982
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	8.78	6-21-2027	2,351,250	2,415,909
				3,987,891
Commercial services & supplies: 0.13%
The Geo Group Incorporated (U.S. SOFR 1 Month +7.13%) ±	11.21	3-23-2027	3,481,552	3,480,472
Machinery: 0.06%
Vertical US Newco Incorporated (6 Month LIBOR +3.50%) ±	6.87	7-30-2027	880,315	842,902
Werner FinCo LP (3 Month LIBOR +4.00%) ±	7.67	7-24-2024	1,014,762	877,770
				1,720,672
Information technology: 0.06%
Software: 0.06%
MPH Acquisition Holdings LLC (1 Month LIBOR +4.25%) ±	8.98	9-1-2028	1,984,962	1,699,624
Materials: 0.03%
Construction materials: 0.03%
Standard Industries Incorporated (3 Month LIBOR +2.50%) ±	6.43	9-22-2028	879,523	869,083
Total Loans (Cost $19,324,356)				18,805,223
Municipal obligations: 0.26%
California: 0.06%
Transportation revenue: 0.06%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B ¤(Ambac Insured)	0.00	10-1-2028	2,115,000	1,547,076
Illinois: 0.13%
GO revenue: 0.06%
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB ¤(AGM Insured)	0.00	1-1-2025	1,820,000	1,700,516
See accompanying notes to portfolio of investments

12  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.07%
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 ¤(AGM Insured)	0.00%	6-15-2026	$1,975,000	$ 1,734,261
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	765,000	162,395
				1,896,656
Kansas: 0.00%
Health revenue: 0.00%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	90,000	83,720
Maryland: 0.01%
Education revenue: 0.01%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	195,000	191,567
Pennsylvania: 0.06%
Education revenue: 0.06%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	1,797,213
Total Municipal obligations (Cost $7,269,370)				7,216,748
Non-agency mortgage-backed securities: 12.51%
Achieve Mortgage Series 2022-HE1 Class A 144A♦	7.00	10-25-2037	12,390,000	12,333,053
Agate Bay Mortgage Loan Trust Series 2015-3 Class B3 144A	3.54	4-25-2045	890,733	795,035
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR +1.02%) 144A±	5.38	7-25-2029	6,287,640	6,215,817
American Money Management Corporation Series 2015-16A Class AR2 (3 Month LIBOR +0.98%) 144A±	4.99	4-14-2029	2,139,534	2,119,654
American Money Management Corporation Series 2016-19A Class AR (3 Month LIBOR +1.14%) 144A±	5.22	10-16-2028	625,526	623,038
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A	2.99	7-26-2049	301,891	299,554
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	1,135,976	1,024,031
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	5.13	9-20-2029	10,000,000	9,570,200
Apidos CLO Series 2019 Class 3-1-A (3 Month LIBOR +3.10%) 144A±	7.18	4-15-2031	3,000,000	2,782,503
Bain Capital Create CLO Limited Series 2017 Class 1 (3 Month LIBOR +1.95%) 144A±	6.19	7-20-2030	3,725,000	3,476,956
BDS Limited Series 2021-FL9 Class B (1 Month LIBOR +1.70%) 144A±	5.64	11-16-2038	5,475,000	5,170,490
Bojangles Issuer LLC Series 2020-1A Class A2	3.83	10-20-2050	7,389,163	6,586,330
Brightspire Capital Incorporated Series 2021-FL1 Class A (1 Month LIBOR +1.15%) ±	5.09	8-19-2038	5,775,000	5,566,461
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  13

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Brookside Mill CLO Limited Series 2013 Class 1A (3 Month LIBOR +2.65%) 144A±	6.73%	1-17-2028	$4,000,000	$ 3,813,776
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	869,631	836,318
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	4,975,000	4,191,384
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	5.77	10-15-2036	8,035,000	7,330,228
BX Trust Series 2022 Class C 144A	6.79	10-13-2027	1,000,000	990,739
Carlyle Global Market Series 2016-1A Class R2 (3 Month LIBOR +3.35%) 144A±	7.59	4-20-2034	1,500,000	1,299,864
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A	4.00	10-25-2068	389,979	374,138
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A	2.68	10-27-2031	5,750,000	5,237,211
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	960,384
Change Mortgage Trust Series 2022-1 Class A1 144A	3.01	1-25-2067	6,919,172	6,273,402
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	5.04	1-20-2028	1,438,176	1,423,872
Colt Funding LLC Series 2022-7 Class A1 144A	5.16	4-25-2067	6,737,892	6,509,994
Credit Suisse Mortgage Trust Series 2013-IVR2 Class B4 144A	3.40	4-25-2043	815,917	730,216
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A	1.07	3-25-2056	5,656,427	4,344,910
CSMLT Trust Series 2015-1 Class B4 144A	3.79	5-25-2045	2,497,674	2,239,593
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.03%) 144A±	4.97	12-19-2030	582,684	562,225
Dryden Senior Loan Fund Series 2013-28A Class A2LR (3 Month LIBOR +1.65%) 144A±	6.26	8-15-2030	4,000,000	3,883,432
Dryden Senior Loan Fund Series 2019-72A (3 Month LIBOR +1.85%) 144A±	6.46	5-15-2032	3,550,000	3,295,280
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	4.82	10-25-2056	517,571	507,684
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	8.00	7-25-2027	15,908	2
First Key Homes Series 2021 Class B 144A	1.61	9-17-2038	8,675,000	7,326,063
First Key Homes Series 2021 Class C 144A	1.89	8-17-2038	6,770,000	5,623,392
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%) 144A±	6.55	1-25-2030	2,545,986	2,428,044
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	5.69	11-16-2036	3,000,000	2,818,126
FWD Securitization Trust Series 2019-INV1 Class A3 144A	3.11	6-25-2049	1,016,118	915,866
GCAT Series 2019-RPl1 Class A1 144A	2.65	10-25-2068	2,124,227	1,985,148
Gilbert Park CLO Series 2017-1A Class B (3 Month LIBOR +1.60%) 144A±	5.68	10-15-2030	3,000,000	2,905,959
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C	3.93	11-10-2052	500,000	397,228
Goldman Sachs Mortgage Securities Trust Series 2019-PJ2 Class A4 144A	4.00	11-25-2049	223,470	211,046
Gracie Point International Funding Series 2022-1A Class A (30 Day Average U.S. SOFR +2.25%) 144A±	5.28	4-1-2024	11,999,887	11,877,749
See accompanying notes to portfolio of investments

14  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Gracie Point International Funding Series 2022-2A Class A (30 Day Average U.S. SOFR +2.75%) 144A±	6.48%	7-1-2024	$9,405,000	$ 9,401,238
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	903,863
Homeward Opportunities Fund Trust Series 2020-2 Class A2 144A	2.64	5-25-2065	715,000	685,877
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	4.88	11-15-2036	2,274,077	2,208,297
Imperial Fund LLC Series 2021-NQM1 Class A1 144A	1.07	6-25-2056	1,644,146	1,364,576
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1 144A	1.38	10-25-2055	938,649	842,290
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3 144A	4.46	5-25-2067	17,223,000	14,147,985
Jonah Energy LLC Series 2022-1 Class A1 144A	7.20	12-10-2037	11,870,000	11,786,855
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-3 Class B4 144A	3.35	7-25-2043	3,616,907	2,624,419
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	4.84	7-15-2036	2,299,009	2,231,146
JPMorgan Mortgage Trust Series 2014-2 Class B4 144A	3.42	6-25-2029	1,215,000	993,954
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A	3.50	6-25-2050	1,284,058	1,096,574
Marlette Funding Trust Series 2019-2A Class C 144A	4.11	7-16-2029	1,684,403	1,669,416
Marlette Funding Trust Series 2021-2A Class B 144A	1.06	9-15-2031	4,581,000	4,442,542
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	5.33	11-15-2038	9,000,000	8,503,799
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month +0.96%) 144A±	4.83	7-15-2036	5,177,095	4,977,478
MF1 Multifamily Housing Mortgage Loan Trust Series 2022-FL8 Class C (30 Day Average U.S. SOFR +2.20%) 144A±	5.62	2-19-2037	8,750,000	8,221,964
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	1,091,639	996,570
MFRA Trust Series 2020-NQM3 Class M1 144A	2.65	1-26-2065	2,650,000	2,103,742
MFRA Trust Series 2021-NQM1 Class A2 144A	1.38	4-25-2065	3,434,568	2,969,621
Mill City Mortgage Trust Series 2019 Class M2 144A	3.25	7-25-2059	4,592,000	3,677,572
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B	3.31	9-15-2049	610,000	533,103
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1 144A	3.25	7-25-2059	5,000,000	4,178,463
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR +1.45%) 144A±	5.69	3-17-2030	8,205,000	7,870,581
OneMain Financial Issuance Trust Series 2020-1A Class A 144A	3.84	5-14-2032	2,228,784	2,207,577
Onslow Bay Financial LLC Series 2020 Class A21 144A	3.50	12-25-2049	797,651	686,013
Onslow Bay Financial LLC Series 2022 Class A1 144A	5.11	8-25-2062	5,364,027	5,199,952
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  15

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Palmer Square Loan Funding Limited Series 2021-3A Class A2 (3 Month LIBOR +1.40%) 144A±	5.64%	7-20-2029	$12,060,000	$ 11,653,904
Parallel Limited Series 2021-1A Class D (3 Month LIBOR +3.45%) ±	7.53	7-15-2034	8,500,000	7,276,196
Residential Mortgage Loan Trust Series 2020-1 Class M1 144A	3.24	1-26-2060	5,000,000	4,144,193
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A	1.10	1-25-2065	1,145,675	1,048,897
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D	4.53	1-5-2043	1,927,000	1,022,601
Shellpoint Company Originator Trust Series 2016-1 Class B2 144A	3.56	11-25-2046	5,008,560	4,201,325
Sierra Receivables Funding Series 2018-3A Class C 144A	4.17	9-20-2035	387,052	375,846
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) 144A±	5.03	4-15-2029	2,363,147	2,320,416
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	5.63	4-15-2030	10,340,000	9,785,786
Starwood Commercial Mortgage Trust Series 2022-FL3 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	4.57	11-15-2038	1,100,000	1,055,235
Starwood Mortgage Residential Trust Series 2021-6 Class A1 144A±±	1.92	11-25-2066	2,272,993	1,826,782
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.39	11-25-2060	3,966,695	3,860,282
Towd Point Mortgage Trust Series 2017-4 Class A1 144A	2.75	6-25-2057	842,064	795,760
Towd Point Mortgage Trust Series 2019-4 Class M1 144A	3.50	10-25-2059	4,000,000	3,193,996
Towd Point Mortgage Trust Series 2019-4 Class M2 144A	3.75	10-25-2059	3,680,000	2,763,175
Towd Point Mortgage Trust Series 2019-MH1 Class A1 144A	3.00	11-25-2058	473,303	462,617
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,051,952
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	4.73	2-15-2032	2,545,036	2,472,117
Verus Securitization Trust Series 2021-R3 Class A1	1.02	4-25-2064	2,180,655	1,880,304
Verus Securitization Trust Series 2022-4 Class A1 144A	4.47	4-25-2067	4,441,397	4,248,598
Voya CLO Limited Series 2017-1A (3 Month LIBOR +1.90%) 144A±	5.98	4-17-2030	4,500,000	4,195,292
Westgate Resorts Series 2022-1A Class C 144A	2.49	8-20-2036	13,126,037	12,303,647
Zais CLO Limited Series 2017-1A (3 Month LIBOR +2.65%) 144A±	6.73	7-15-2029	7,450,000	7,096,810
Zais Matrix CDO Series 2020-14A Class A1AR (3 Month LIBOR +1.20%) 144A±	5.28	4-15-2032	1,900,602	1,869,373
Total Non-agency mortgage-backed securities (Cost $375,148,232)				345,286,966
U.S. Treasury securities: 22.78%
TIPS	2.75	8-15-2032	96,510,000	89,392,388
TIPS	4.13	11-15-2032	35,720,000	37,115,313
See accompanying notes to portfolio of investments

16  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond ##	1.88%	2-15-2051	$24,465,000	$ 16,131,609
U.S. Treasury Bond	2.00	8-15-2051	8,075,000	5,487,846
U.S. Treasury Bond	2.25	2-15-2052	29,535,000	21,328,654
U.S. Treasury Bond	2.38	5-15-2051	43,525,000	32,368,319
U.S. Treasury Bond	2.88	5-15-2052	45,560,000	37,871,750
U.S. Treasury Bond	3.00	2-15-2048	2,075,000	1,748,106
U.S. Treasury Bond ##	3.00	8-15-2052	41,770,000	35,765,563
U.S. Treasury Note	1.25	6-30-2028	15,240,000	13,283,803
U.S. Treasury Note	1.75	1-31-2029	29,060,000	25,804,372
U.S. Treasury Note	1.88	11-15-2051	2,370,000	1,558,553
U.S. Treasury Note	2.00	11-15-2041	26,675,000	19,427,944
U.S. Treasury Note ##	2.75	5-15-2025	2,505,000	2,420,065
U.S. Treasury Note	2.75	7-31-2027	56,655,000	53,981,592
U.S. Treasury Note	3.00	7-31-2024	42,065,000	41,070,886
U.S. Treasury Note ##	3.25	8-31-2024	156,250,000	153,094,483
U.S. Treasury Note	3.25	5-15-2042	3,410,000	3,063,139
U.S. Treasury Note	3.38	8-15-2042	5,635,000	5,155,145
U.S. Treasury Note	3.50	9-15-2025	7,185,000	7,069,366
U.S. Treasury Note	4.13	10-31-2027	25,195,000	25,515,843
Total U.S. Treasury securities (Cost $662,784,187)				628,654,739
Yankee corporate bonds and notes: 10.59%
Communication services: 0.37%
Diversified telecommunication services: 0.07%
Telefonica Emisiones SAU	5.21	3-8-2047	2,485,000	2,030,472
Interactive media & services: 0.09%
Tencent Holdings Limited 144A	3.68	4-22-2041	3,250,000	2,370,942
Wireless telecommunication services: 0.21%
Rogers Communications Incorporated 144A	4.55	3-15-2052	6,975,000	5,677,256
Consumer discretionary: 0.51%
Hotels, restaurants & leisure: 0.24%
GENM Capital Labuan Limited 144A	3.88	4-19-2031	8,900,000	6,617,232
Internet & direct marketing retail: 0.27%
Alibaba Group Holding	3.15	2-9-2051	4,135,000	2,624,227
Prosus NV 144A	3.83	2-8-2051	3,000,000	1,796,381
Prosus NV 144A	4.03	8-3-2050	1,565,000	955,092
Prosus NV 144A	4.99	1-19-2052	3,000,000	2,093,779
				7,469,479
Consumer staples: 0.63%
Food products: 0.46%
Agrospuer SA 144A	4.60	1-20-2032	2,050,000	1,732,250
JBS USA LLC 144A	2.50	1-15-2027	4,285,000	3,734,892
Viterra Finance BV 144A	4.90	4-21-2027	7,615,000	7,122,322
				12,589,464
Tobacco: 0.17%
Imperial Brands plc 144A	6.13	7-27-2027	4,660,000	4,661,045
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  17

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.67%
Oil, gas & consumable fuels: 0.67%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ʊ±	4.88%	3-22-2030	$4,950,000	$ 4,354,763
Comision Federal de Electricidad SA de CV 144A«	3.35	2-9-2031	4,815,000	3,700,376
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	4,618,677	3,900,216
Petroleos Mexicanos	6.70	2-16-2032	2,650,000	2,049,011
Qatar Petroleum 144A	3.13	7-12-2041	6,000,000	4,550,820
				18,555,186
Financials: 7.24%
Banks: 3.55%
ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	1,727,514
African Export Import Bank 144A	3.80	5-17-2031	2,600,000	2,069,574
Banco de Bogota SA 144A	6.25	5-12-2026	1,400,000	1,340,949
Banco del Estado de Chile 144A	2.70	1-9-2025	3,145,000	2,967,335
Banco do Brasil SA 144A	4.63	1-15-2025	2,415,000	2,352,790
Banco do Brasil SA 144A	4.88	1-11-2029	3,425,000	3,189,189
Banco Industrial SA (5 Year Treasury Constant Maturity +4.44%) 144A±	4.88	1-29-2031	1,500,000	1,390,800
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.64%) 144Aʊ±	5.88	1-24-2027	4,250,000	3,667,750
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.97%) 144Aʊ±	6.75	9-27-2024	1,565,000	1,505,217
Banco Santander (1 Year Treasury Constant Maturity +0.45%) ʊ±	0.70	6-30-2024	9,000,000	8,708,245
Banco Santander (5 Year Treasury Constant Maturity +3.00%) 144A±	5.95	10-1-2028	1,700,000	1,698,096
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	960,000	886,099
Danske Bank (1 Year Treasury Constant Maturity +1.75%) 144A±	4.30	4-1-2028	10,000,000	9,150,323
Danske Bank 144A	5.38	1-12-2024	3,205,000	3,187,750
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	1,750,000	1,440,407
Federation dex Caisses Desjardins 144A	4.55	8-23-2027	12,450,000	11,923,639
HSBC Holdings plc (U.S. SOFR +0.71%) ±	0.98	5-24-2025	4,200,000	3,863,562
HSBC Holdings plc (U.S. SOFR +2.11%) ±	4.76	6-9-2028	6,000,000	5,689,598
HSBC Holdings plc (U.S. SOFR +2.87%) ±	5.40	8-11-2033	8,495,000	7,953,673
Itau Unibanco Holding SA 144A	3.25	1-24-2025	3,510,000	3,355,595
Macquarie Bank Limited (5 Year Treasury Constant Maturity +1.70%) 144A±	3.05	3-3-2036	8,875,000	6,387,485
National Australia Bank (5 Year Treasury Constant Maturity +1.70%) 144A±	3.35	1-12-2037	8,835,000	6,686,945
NatWest Markets plc 144A	1.60	9-29-2026	4,000,000	3,463,541
Perrigo Finance plc	4.90	12-15-2044	1,500,000	996,422
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%) 144A±	5.46	6-30-2035	3,000,000	2,368,867
				97,971,365
Capital markets: 1.32%
CI Financial Corporation	4.10	6-15-2051	10,490,000	6,345,268
Credit Suisse Group AG (U.S. SOFR +1.73%) 144A±	3.09	5-14-2032	4,695,000	3,198,528
See accompanying notes to portfolio of investments

18  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Credit Suisse Group AG (U.S. SOFR +0.98%) 144A±	1.31%	2-2-2027	$6,405,000	$ 5,036,764
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	3,500,000	2,048,200
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	1,485,000	1,470,150
UBS Group AG (1 Year Treasury Constant Maturity +0.85%) 144A±	1.49	8-10-2027	5,800,000	4,983,853
UBS Group AG (1 Year Treasury Constant Maturity +1.55%) 144A±	4.49	5-12-2026	5,700,000	5,554,210
UBS Group AG (1 Year Treasury Constant Maturity +2.05%) 144A±	4.70	8-5-2027	4,480,000	4,333,342
UBS Group AG (5 Year Treasury Constant Maturity +3.40%) 144Aʊ±	4.88	2-12-2027	3,940,000	3,310,524
				36,280,839
Consumer finance: 0.00%
Unifin Financiera SAB de CV 144A	9.88	1-28-2029	2,350,000	47,000
Diversified financial services: 1.35%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	2.45	10-29-2026	11,015,000	9,685,439
Avolon Holdings Funding Limited 144A	2.75	2-21-2028	2,000,000	1,610,241
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	2,515,000	2,382,219
Brookfield Finance Incorporated	3.50	3-30-2051	5,865,000	3,846,839
Brookfield Finance Incorporated	3.90	1-25-2028	7,519,000	6,991,489
Cellnex Finance Company 144A	3.88	7-7-2041	4,120,000	2,786,473
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,118,652
DAE Funding LLC 144A	3.38	3-20-2028	3,205,000	2,793,234
JT International Financial Services BV 144A	6.88	10-24-2032	5,730,000	6,101,379
				37,315,965
Insurance: 0.61%
Nippon Life Insurance (5 Year Treasury Constant Maturity +2.65%) 144A±	2.75	1-21-2051	4,595,000	3,534,867
Nippon Life Insurance (5 Year Treasury Constant Maturity +2.60%) 144A±	2.90	9-16-2051	2,000,000	1,553,186
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,401,305
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	11,700,000	10,387,260
				16,876,618
Thrifts & mortgage finance: 0.41%
Nationwide Building Society 144A	4.85	7-27-2027	11,630,000	11,377,499
Health care: 0.02%
Pharmaceuticals: 0.02%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	1,250,000	520,541
Industrials: 0.26%
Airlines: 0.15%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	4,000,000	4,059,778
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  19

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors: 0.10%
Fly Leasing Limited 144A	7.00%	10-15-2024	$3,600,000	$ 2,690,746
Transportation infrastructure: 0.01%
Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	426,300
Information technology: 0.36%
Semiconductors & semiconductor equipment: 0.36%
Renesas Electronics Corporation 144A	2.17	11-25-2026	11,455,000	9,862,171
Materials: 0.42%
Chemicals: 0.42%
Syngenta Finance NV 144A	4.44	4-24-2023	8,000,000	7,944,405
Yara International 144A	7.38	11-14-2032	3,500,000	3,707,007
				11,651,412
Utilities: 0.11%
Electric utilities: 0.11%
Comision Federal de Electricidad SA de CV 144A	3.88	7-26-2033	2,985,000	2,214,870
Electricite de France SA 144A	4.95	10-13-2045	1,130,000	887,473
				3,102,343
Total Yankee corporate bonds and notes (Cost $340,676,136)				292,153,653
Yankee government bonds: 1.52%
Bermuda 144A	3.38	8-20-2050	1,080,000	724,886
Dominican Republic 144A	4.50	1-30-2030	1,000,000	846,654
Dominican Republic 144A	4.88	9-23-2032	1,800,000	1,485,772
Dominican Republic 144A	5.50	2-22-2029	800,000	732,630
Government of Bermuda 144A	5.00	7-15-2032	4,320,000	4,158,254
Nota Do Tesouro Nacional	10.00	1-1-2027	28,600,000	5,042,688
Panama	4.50	1-19-2063	6,000,000	4,360,610
Provincia de Cordoba 144Aøø	6.88	12-10-2025	1,781,310	1,425,234
Provincia de Santa Fe 144A	7.00	3-23-2023	1,000,000	931,738
Republic of Argentina	1.00	7-9-2029	206,310	52,265
Republic of Argentina øø	1.50	7-9-2030	1,703,981	437,025
Republic of Argentina øø	1.50	7-9-2035	1,817,118	424,773
Republic of Chile «	4.34	3-7-2042	2,570,000	2,190,767
Republic of Kenya 144A	8.25	2-28-2048	750,000	589,185
Republic of Paraguay 144A	5.40	3-30-2050	1,750,000	1,470,000
Republic of Senegal 144A«	6.25	5-23-2033	750,000	626,250
State of Israel	5.50	9-18-2033	13,050,000	14,450,197
Sultanate of Oman 144A	6.25	1-25-2031	1,700,000	1,693,152
Ukraine 144A	7.38	9-25-2034	1,200,000	235,775
Total Yankee government bonds (Cost $51,308,489)				41,877,855

See accompanying notes to portfolio of investments

20  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.16%
Investment companies: 2.16%
Allspring Government Money Market Fund Select Class ♠∞##		3.60%	56,622,937	$ 56,622,937
Securities Lending Cash Investments LLC ♠∩∞		3.90	2,842,266	2,842,266
Total Short-term investments (Cost $59,465,203)				59,465,203
Total investments in securities (Cost $3,206,027,286)	107.22%			2,958,279,625
Other assets and liabilities, net	(7.22)			(199,083,323)
Total net assets	100.00%			$2,759,196,302

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BRL	Brazilian real
CAB	Capital appreciation bond
CLP	Chile Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HUF	Hungarian forint
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury Inflation-Protected Securities
TVA	Tennessee Valley Authority
ZAR	South African rand
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  21

Portfolio of investments—November 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$124,106,379	$342,928,337	$(410,411,779)	$0	$0	$56,622,937	56,622,937	$318,855
Securities Lending Cash Investments LLC	58,279,333	312,590,820	(368,027,670)	(217)	0	2,842,266	2,842,266	298,798#
				$(217)	$0	$59,465,203		$617,653

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
81,128,757 USD	82,100,000 EUR	Citibank NA	12-30-2022	$0	$(4,514,284)
9,043,142 USD	8,942,000 EUR	Citibank NA	12-30-2022	0	(284,752)
25,175,500 USD	25,000,000 EUR	Citibank NA	12-30-2022	0	(903,380)
5,393,725 USD	5,300,000 EUR	Citibank NA	12-30-2022	0	(134,997)
1,537,537 USD	1,479,236 EUR	Citibank NA	12-30-2022	0	(5,536)
9,686,984 USD	172,500,000 ZAR	Citibank NA	12-30-2022	0	(271,303)
				$0	$(6,114,252)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	256	3-22-2023	$28,916,353	$29,056,000	$139,647	$0
U.S. Long Term Bonds	70	3-22-2023	8,844,185	8,890,000	45,815	0
U.S. Ultra Treasury Bonds	97	3-22-2023	13,133,827	13,219,281	85,454	0
2-Year U.S. Treasury Notes	698	3-31-2023	143,027,498	143,340,844	313,346	0
5-Year U.S. Treasury Notes	1,538	3-31-2023	166,202,585	166,981,141	778,556	0
Short
Euro-BOBL Futures	(301)	12-8-2022	(38,027,197)	(37,595,870)	431,327	0
Euro-Bund Futures	(219)	12-8-2022	(32,170,893)	(32,105,342)	65,551	0
Euro-Schatz Futures	(67)	12-8-2022	(7,551,646)	(7,444,723)	106,923	0
10-Year Ultra Futures	(174)	3-22-2023	(20,840,209)	(20,820,188)	20,021	0
					$1,986,640	$0
See accompanying notes to portfolio of investments

22  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit iTraxx Europe Crossover	5.00%	Quarterly	6-20-2026	EUR	4,000,000	$150,748	$415,543	$0	$(264,795)
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  23

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to

24  |  Allspring Core Plus Bond Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Allspring Core Plus Bond Fund  |  25

Notes to portfolio of investments—November 30, 2022 (unaudited)

Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Inflation-indexed bonds and TIPS
The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage

26  |  Allspring Core Plus Bond Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$663,023,714	$0	$663,023,714
Asset-backed securities	0	213,113,903	0	213,113,903
Corporate bonds and notes	0	540,371,911	0	540,371,911
Foreign corporate bonds and notes	0	77,192,021	0	77,192,021
Foreign government bonds	0	71,117,689	0	71,117,689
Loans	0	18,805,223	0	18,805,223
Municipal obligations	0	7,216,748	0	7,216,748
Non-agency mortgage-backed securities	0	345,286,966	0	345,286,966
U.S. Treasury securities	628,654,739	0	0	628,654,739
Yankee corporate bonds and notes	0	292,153,653	0	292,153,653
Yankee government bonds	0	41,877,855	0	41,877,855
Short-term investments
Investment companies	59,465,203	0	0	59,465,203
	688,119,942	2,270,159,683	0	2,958,279,625
Futures contracts	1,986,640	0	0	1,986,640
Total assets	$690,106,582	$2,270,159,683	$0	$2,960,266,265
Liabilities
Forward foreign currency contracts	$0	$6,114,252	$0	$6,114,252
Swap contracts	0	264,795	0	264,795
Total liabilities	$0	$6,379,047	$0	$6,379,047

Allspring Core Plus Bond Fund  |  27

Notes to portfolio of investments—November 30, 2022 (unaudited)

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2022, $6,004,534 was segregated as cash collateral for open futures contracts and $120,931 was segregated as cash collateral for swap contracts. The Fund also had $3,458,648 segregated as cash collateral for open forward foreign currency contracts.
For the three months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

28  |  Allspring Core Plus Bond Fund